Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000021810 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000021810 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000021810 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000021810 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000021810 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000021810 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000021810 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000021810 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000021810 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000021810 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000021810 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000021810 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[1]
C000021810 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[1]
C000021810 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[1]
C000021810 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000021810 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021810 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000021810 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021810 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021810 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021810 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021810 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021810 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021810 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021810 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000021810 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021809 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000021809 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000021809 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000021809 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000021809 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000021809 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000021809 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000021809 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000021809 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000021809 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000021809 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000021809 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[2]
C000021809 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[2]
C000021809 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[2]
C000021809 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000021809 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021809 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000021809 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021809 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021809 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021809 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021809 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021809 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021809 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021809 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000021809 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021808 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000021808 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000021808 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000021808 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000021808 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000021808 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000021808 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000021808 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000021808 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000021808 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000021808 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000021808 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[3]
C000021808 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[3]
C000021808 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[3]
C000021808 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000021808 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021808 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000021808 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021808 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021808 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021808 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021808 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021808 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021808 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021808 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000021808 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021811 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000021811 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4]
C000021811 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000021811 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000021811 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000021811 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000021811 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000021811 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[4]
C000021811 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[4]
C000021811 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000021811 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000021811 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000021811 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000021811 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000021811 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000021811 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021811 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021811 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000021811 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021811 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021812 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000021812 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[5]
C000021812 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[5]
C000021812 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000021812 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[5]
C000021812 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000021812 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000021812 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[5]
C000021812 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[5]
C000021812 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000021812 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000021812 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000021812 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000021812 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000021812 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000021812 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021812 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021812 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000021812 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021812 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021813 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000021813 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[6]
C000021813 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000021813 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000021813 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[6]
C000021813 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000021813 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000021813 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[6]
C000021813 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[6]
C000021813 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000021813 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000021813 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000021813 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000021813 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000021813 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000021813 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021813 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021813 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000021813 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021813 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021816 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000021816 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[7]
C000021816 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000021816 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000021816 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000021816 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000021816 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000021816 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[7]
C000021816 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000021816 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000021816 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000021816 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000021816 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000021816 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000021816 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000021816 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021816 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021816 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021816 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000021816 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021816 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021815 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000021815 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[8]
C000021815 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000021815 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000021815 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000021815 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000021815 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000021815 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[8]
C000021815 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000021815 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000021815 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000021815 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000021815 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000021815 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[8]
C000021815 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000021815 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021815 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021815 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000021815 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021815 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021814 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000021814 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[9]
C000021814 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000021814 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[9]
C000021814 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000021814 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000021814 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000021814 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[9]
C000021814 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[9]
C000021814 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000021814 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000021814 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000021814 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000021814 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[9]
C000021814 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000021814 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021814 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021814 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000021814 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021814 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021817 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[10]
C000021817 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[10]
C000021817 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[10]
C000021817 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[10]
C000021817 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000021817 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[10]
C000021817 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[10]
C000021817 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000021817 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000021817 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000021817 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000021817 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000021817 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000021817 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000021817 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000021817 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021817 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000021817 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021818 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[11]
C000021818 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[11]
C000021818 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[11]
C000021818 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[11]
C000021818 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000021818 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[11]
C000021818 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[11]
C000021818 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[11]
C000021818 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000021818 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000021818 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000021818 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000021818 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000021818 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000021818 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000021818 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021818 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000021818 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021819 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[12]
C000021819 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[12]
C000021819 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[12]
C000021819 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[12]
C000021819 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[12]
C000021819 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[12]
C000021819 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000021819 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000021819 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000021819 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000021819 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000021819 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000021819 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000021819 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000021819 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000021819 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021819 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021819 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000021819 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021822 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021822 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000021822 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000021822 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000021822 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[13]
C000021822 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000021822 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000021822 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[13]
C000021822 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[13]
C000021822 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000021822 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[13]
C000021822 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000021822 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000021822 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000021822 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000021822 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000021822 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[13]
C000021822 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021822 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021822 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021822 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021822 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000021822 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021822 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021822 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021822 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021822 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021822 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021822 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021822 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021822 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021822 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021822 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021821 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021821 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000021821 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000021821 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000021821 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[14]
C000021821 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000021821 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[14]
C000021821 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000021821 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[14]
C000021821 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000021821 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[14]
C000021821 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000021821 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000021821 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000021821 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000021821 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[14]
C000021821 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000021821 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021821 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021821 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021821 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021821 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000021821 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021821 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021821 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021821 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021821 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021821 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021821 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021821 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021821 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021821 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021821 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021820 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021820 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000021820 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000021820 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000021820 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[15]
C000021820 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000021820 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000021820 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[15]
C000021820 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[15]
C000021820 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[15]
C000021820 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[15]
C000021820 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000021820 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000021820 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000021820 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000021820 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000021820 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[15]
C000021820 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021820 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021820 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021820 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021820 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000021820 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021820 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021820 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021820 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021820 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021820 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021820 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021820 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021820 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021820 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021820 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021823 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[16]
C000021823 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.80%	[16]
C000021823 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[16]
C000021823 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[16]
C000021823 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[16]
C000021823 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[16]
C000021823 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000021823 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[16]
C000021823 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000021823 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[17]
C000021823 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000021823 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%	[17]
C000021823 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000021823 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000021823 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000021823 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000021823 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000021823 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[17]
C000021823 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000021823 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[17]
C000021823 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000021823 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000021823 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021823 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
C000021823 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021823 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021823 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000021823 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000021823 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021823 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021823 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021823 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[17]
C000021824 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[18]
C000021824 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.80%	[18]
C000021824 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[18]
C000021824 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[18]
C000021824 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[18]
C000021824 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000021824 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[18]
C000021824 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[18]
C000021824 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[19]
C000021824 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[19]
C000021824 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[19]
C000021824 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%	[19]
C000021824 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[19]
C000021824 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000021824 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[19]
C000021824 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[19]
C000021824 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000021824 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[19]
C000021824 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[19]
C000021824 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[19]
C000021824 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000021824 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[19]
C000021824 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021824 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
C000021824 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021824 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021824 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000021824 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000021824 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021824 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021824 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021824 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[19]
C000021825 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[20]
C000021825 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.80%	[20]
C000021825 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[20]
C000021825 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[20]
C000021825 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[20]
C000021825 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000021825 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[20]
C000021825 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[20]
C000021825 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000021825 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[21]
C000021825 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000021825 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%	[21]
C000021825 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
C000021825 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000021825 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000021825 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000021825 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000021825 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[21]
C000021825 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000021825 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[21]
C000021825 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
C000021825 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000021825 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021825 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
C000021825 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021825 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021825 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000021825 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000021825 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021825 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021825 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021825 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000021826 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[22]
C000021826 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	82.50%	[22]
C000021826 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[22]
C000021826 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[22]
C000021826 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[22]
C000021826 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[23]
C000021826 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[23]
C000021826 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[23]
C000021826 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[23]
C000021826 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%	[23]
C000021826 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[23]
C000021826 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[23]
C000021826 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[23]
C000021826 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[23]
C000021826 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[23]
C000021826 [Member] | Savings And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[23]
C000021826 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[23]
C000021826 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[23]
C000021826 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[23]
C000021826 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021826 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000021826 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021826 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021826 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000021826 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021826 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021826 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[23]
C000109742 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[24]
C000109742 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	82.50%	[24]
C000109742 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[24]
C000109742 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[24]
C000109742 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[24]
C000109742 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000109742 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
C000109742 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[25]
C000109742 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000109742 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%	[25]
C000109742 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000109742 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[25]
C000109742 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000109742 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[25]
C000109742 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[25]
C000109742 [Member] | Savings And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000109742 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000109742 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000109742 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[25]
C000109742 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109742 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000109742 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109742 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109742 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000109742 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000109742 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109742 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[25]
C000021837 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000021837 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[26]
C000021837 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[26]
C000021837 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[26]
C000021837 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[26]
C000021837 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[26]
C000021837 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[26]
C000021837 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[26]
C000021837 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[26]
C000021837 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[26]
C000021837 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[26]
C000021837 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[26]
C000021837 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000021837 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[26]
C000021837 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[26]
C000021837 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021837 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000021837 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021837 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021837 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021837 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000021837 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000021837 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021837 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000021837 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021838 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[27]
C000021838 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
C000021838 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[27]
C000021838 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[27]
C000021838 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
C000021838 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
C000021838 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000021838 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[27]
C000021838 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[27]
C000021838 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[27]
C000021838 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[27]
C000021838 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[27]
C000021838 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000021838 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000021838 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000021838 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021838 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000021838 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021838 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021838 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021838 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000021838 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000021838 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021838 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000021838 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021839 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[28]
C000021839 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[28]
C000021839 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[28]
C000021839 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[28]
C000021839 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[28]
C000021839 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[28]
C000021839 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[28]
C000021839 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[28]
C000021839 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[28]
C000021839 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[28]
C000021839 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[28]
C000021839 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[28]
C000021839 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[28]
C000021839 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[28]
C000021839 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[28]
C000021839 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021839 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000021839 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021839 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021839 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021839 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000021839 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000021839 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021839 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000021839 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021841 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[29]
C000021841 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[29]
C000021841 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[29]
C000021841 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[29]
C000021841 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[29]
C000021841 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[29]
C000021841 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[29]
C000021841 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[29]
C000021841 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[29]
C000021841 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[29]
C000021841 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[29]
C000021841 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[29]
C000021841 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[29]
C000021841 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[29]
C000021841 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[29]
C000021841 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021841 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021841 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000021840 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[30]
C000021840 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[30]
C000021840 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[30]
C000021840 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
C000021840 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[30]
C000021840 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[30]
C000021840 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[30]
C000021840 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[30]
C000021840 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[30]
C000021840 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[30]
C000021840 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[30]
C000021840 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[30]
C000021840 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[30]
C000021840 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[30]
C000021840 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[30]
C000021840 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021840 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021840 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000109743 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[31]
C000109743 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[31]
C000109743 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[31]
C000109743 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[31]
C000109743 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[31]
C000109743 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000109743 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[31]
C000109743 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[31]
C000109743 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[31]
C000109743 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[31]
C000109743 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[31]
C000109743 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[31]
C000109743 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000109743 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[31]
C000109743 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[31]
C000109743 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109743 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109743 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000171551 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000171551 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000171551 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000171551 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000171551 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021842 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021842 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000021842 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000021842 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021842 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021843 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021843 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000021843 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000021843 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000021843 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171552 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000171552 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000171552 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000171552 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000171552 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171553 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171553 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000171553 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000171553 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000171553 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021844 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021844 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000021844 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000021844 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000021844 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021845 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021845 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000021845 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021845 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000021845 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171554 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171554 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000171554 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171554 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000171554 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021846 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[32]
C000021846 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	63.80%	[32]
C000021846 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[32]
C000021846 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[32]
C000021846 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[32]
C000021846 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[32]
C000021846 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[32]
C000021846 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[33]
C000021846 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[33]
C000021846 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[33]
C000021846 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000021846 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000021846 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[33]
C000021846 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[33]
C000021846 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[33]
C000021846 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[33]
C000021846 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[33]
C000021846 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[33]
C000021846 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[33]
C000021846 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[33]
C000021846 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000021846 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[33]
C000021846 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021846 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000021846 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021846 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021846 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000021846 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000021846 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021846 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000021846 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021847 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[34]
C000021847 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	63.80%	[34]
C000021847 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[34]
C000021847 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[34]
C000021847 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[34]
C000021847 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[34]
C000021847 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[34]
C000021847 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000021847 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000021847 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000021847 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[35]
C000021847 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
C000021847 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[35]
C000021847 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[35]
C000021847 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[35]
C000021847 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[35]
C000021847 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[35]
C000021847 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[35]
C000021847 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[35]
C000021847 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000021847 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[35]
C000021847 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[35]
C000021847 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021847 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000021847 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021847 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021847 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000021847 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000021847 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021847 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000021847 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021848 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[36]
C000021848 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	63.80%	[36]
C000021848 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[36]
C000021848 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[36]
C000021848 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[36]
C000021848 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[36]
C000021848 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[36]
C000021848 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[37]
C000021848 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[37]
C000021848 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[37]
C000021848 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[37]
C000021848 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[37]
C000021848 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[37]
C000021848 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[37]
C000021848 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[37]
C000021848 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000021848 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[37]
C000021848 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[37]
C000021848 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[37]
C000021848 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[37]
C000021848 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[37]
C000021848 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[37]
C000021848 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021848 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000021848 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021848 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021848 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000021848 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000021848 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021848 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000021848 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021851 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[38]
C000021851 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%	[38]
C000021851 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[38]
C000021851 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[38]
C000021851 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[38]
C000021851 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[38]
C000021851 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000021851 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[39]
C000021851 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[39]
C000021851 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[39]
C000021851 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[39]
C000021851 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[39]
C000021851 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[39]
C000021851 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[39]
C000021851 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%	[39]
C000021851 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[39]
C000021851 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[39]
C000021851 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[39]
C000021851 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[39]
C000021851 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[39]
C000021851 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[39]
C000021851 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021851 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000021851 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021851 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021851 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000021851 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000021851 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021851 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000021851 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021851 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[39]
C000021850 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[40]
C000021850 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%	[40]
C000021850 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[40]
C000021850 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[40]
C000021850 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[40]
C000021850 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[40]
C000021850 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000021850 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[41]
C000021850 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[41]
C000021850 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[41]
C000021850 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[41]
C000021850 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[41]
C000021850 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[41]
C000021850 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[41]
C000021850 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%	[41]
C000021850 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[41]
C000021850 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[41]
C000021850 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[41]
C000021850 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[41]
C000021850 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[41]
C000021850 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[41]
C000021850 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021850 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000021850 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021850 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021850 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000021850 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000021850 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021850 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000021850 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021850 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[41]
C000021849 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[42]
C000021849 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%	[42]
C000021849 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[42]
C000021849 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[42]
C000021849 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[42]
C000021849 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[42]
C000021849 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[42]
C000021849 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[43]
C000021849 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[43]
C000021849 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[43]
C000021849 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[43]
C000021849 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[43]
C000021849 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[43]
C000021849 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[43]
C000021849 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%	[43]
C000021849 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[43]
C000021849 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[43]
C000021849 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000021849 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[43]
C000021849 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[43]
C000021849 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[43]
C000021849 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021849 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000021849 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021849 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021849 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000021849 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000021849 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021849 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000021849 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021849 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[43]
C000021852 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[44]
C000021852 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[44]
C000021852 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[44]
C000021852 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[44]
C000021852 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[44]
C000021852 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[44]
C000021852 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[44]
C000021852 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[44]
C000021852 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[44]
C000021852 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[44]
C000021852 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[44]
C000021852 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[44]
C000021852 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[44]
C000021852 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[44]
C000021852 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[44]
C000021852 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021852 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021852 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021852 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021852 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021852 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021852 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000021852 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021852 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021852 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021852 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021853 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[45]
C000021853 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[45]
C000021853 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[45]
C000021853 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[45]
C000021853 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[45]
C000021853 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[45]
C000021853 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[45]
C000021853 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[45]
C000021853 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[45]
C000021853 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[45]
C000021853 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[45]
C000021853 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[45]
C000021853 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[45]
C000021853 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[45]
C000021853 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[45]
C000021853 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021853 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021853 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021853 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021853 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021853 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021853 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000021853 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021853 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021853 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021853 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021854 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[46]
C000021854 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[46]
C000021854 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[46]
C000021854 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[46]
C000021854 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[46]
C000021854 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[46]
C000021854 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[46]
C000021854 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[46]
C000021854 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[46]
C000021854 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[46]
C000021854 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[46]
C000021854 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[46]
C000021854 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[46]
C000021854 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[46]
C000021854 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[46]
C000021854 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021854 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021854 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021854 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021854 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021854 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000021854 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021854 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021854 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021854 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021857 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[47]
C000021857 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[47]
C000021857 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[47]
C000021857 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[47]
C000021857 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[47]
C000021857 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[47]
C000021857 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[47]
C000021857 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[47]
C000021857 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[47]
C000021857 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[47]
C000021857 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[47]
C000021857 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[47]
C000021857 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000021857 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[47]
C000021857 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[47]
C000021857 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021857 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021857 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000021857 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021856 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[48]
C000021856 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[48]
C000021856 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[48]
C000021856 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[48]
C000021856 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000021856 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[48]
C000021856 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[48]
C000021856 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[48]
C000021856 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[48]
C000021856 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[48]
C000021856 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000021856 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[48]
C000021856 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000021856 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[48]
C000021856 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000021856 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021856 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021856 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000021856 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021855 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[49]
C000021855 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[49]
C000021855 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[49]
C000021855 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[49]
C000021855 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[49]
C000021855 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[49]
C000021855 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[49]
C000021855 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[49]
C000021855 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[49]
C000021855 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[49]
C000021855 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[49]
C000021855 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[49]
C000021855 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000021855 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[49]
C000021855 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[49]
C000021855 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021855 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021855 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000021855 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021858 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[50]
C000021858 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[50]
C000021858 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[50]
C000021858 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[50]
C000021858 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[50]
C000021858 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[50]
C000021858 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[50]
C000021858 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[50]
C000021858 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[50]
C000021858 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[50]
C000021858 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[50]
C000021858 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[50]
C000021858 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[50]
C000021858 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000021858 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000021858 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021858 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021858 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021858 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021858 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000021858 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021859 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[51]
C000021859 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[51]
C000021859 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[51]
C000021859 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[51]
C000021859 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[51]
C000021859 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[51]
C000021859 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[51]
C000021859 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[51]
C000021859 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[51]
C000021859 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[51]
C000021859 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[51]
C000021859 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000021859 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000021859 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000021859 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000021859 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021859 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021859 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021859 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021859 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000021859 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021860 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[52]
C000021860 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[52]
C000021860 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[52]
C000021860 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[52]
C000021860 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[52]
C000021860 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[52]
C000021860 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[52]
C000021860 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[52]
C000021860 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[52]
C000021860 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[52]
C000021860 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[52]
C000021860 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000021860 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[52]
C000021860 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[52]
C000021860 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[52]
C000021860 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021860 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021860 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021860 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021860 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000021860 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021866 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[53]
C000021866 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[53]
C000021866 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[53]
C000021866 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[53]
C000021866 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[53]
C000021866 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[53]
C000021866 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[53]
C000021866 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[53]
C000021866 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[53]
C000021866 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[53]
C000021866 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[53]
C000021866 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[53]
C000021866 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[53]
C000021866 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[53]
C000021866 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[53]
C000021866 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021866 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021866 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021866 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021865 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[54]
C000021865 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[54]
C000021865 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[54]
C000021865 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[54]
C000021865 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[54]
C000021865 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[54]
C000021865 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[54]
C000021865 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[54]
C000021865 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[54]
C000021865 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[54]
C000021865 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[54]
C000021865 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[54]
C000021865 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[54]
C000021865 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[54]
C000021865 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[54]
C000021865 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021865 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021865 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021865 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021864 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[55]
C000021864 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[55]
C000021864 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[55]
C000021864 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[55]
C000021864 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[55]
C000021864 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[55]
C000021864 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[55]
C000021864 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[55]
C000021864 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[55]
C000021864 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[55]
C000021864 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[55]
C000021864 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[55]
C000021864 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[55]
C000021864 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000021864 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[55]
C000021864 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021864 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021864 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021864 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Percentages exclude derivatives (other than purchased options), if any.
[2]	Percentages exclude derivatives (other than purchased options), if any.
[3]	Percentages exclude derivatives (other than purchased options), if any.
[4]	Percentages exclude derivatives (other than purchased options), if any.
[5]	Percentages exclude derivatives (other than purchased options), if any.
[6]	Percentages exclude derivatives (other than purchased options), if any.
[7]	Percentages exclude derivatives (other than purchased options), if any.
[8]	Percentages exclude derivatives (other than purchased options), if any.
[9]	Percentages exclude derivatives (other than purchased options), if any.
[10]	Percentages exclude derivatives (other than purchased options), if any.
[11]	Percentages exclude derivatives (other than purchased options), if any.
[12]	Percentages exclude derivatives (other than purchased options), if any.
[13]	Percentages exclude derivatives (other than purchased options), if any.
[14]	Percentages exclude derivatives (other than purchased options), if any.
[15]	Percentages exclude derivatives (other than purchased options), if any.
[16]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[17]	Percentages exclude derivatives (other than purchased options), if any.
[18]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[19]	Percentages exclude derivatives (other than purchased options), if any.
[20]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[21]	Percentages exclude derivatives (other than purchased options), if any.
[22]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[23]	Percentages exclude derivatives (other than purchased options), if any.
[24]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[25]	Percentages exclude derivatives (other than purchased options), if any.
[26]	Percentages exclude derivatives (other than purchased options), if any.
[27]	Percentages exclude derivatives (other than purchased options), if any.
[28]	Percentages exclude derivatives (other than purchased options), if any.
[29]	Percentages exclude derivatives (other than purchased options), if any.
[30]	Percentages exclude derivatives (other than purchased options), if any.
[31]	Percentages exclude derivatives (other than purchased options), if any.
[32]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[33]	Percentages exclude derivatives (other than purchased options), if any.
[34]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[35]	Percentages exclude derivatives (other than purchased options), if any.
[36]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[37]	Percentages exclude derivatives (other than purchased options), if any.
[38]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[39]	Percentages exclude derivatives (other than purchased options), if any.
[40]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[41]	Percentages exclude derivatives (other than purchased options), if any.
[42]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[43]	Percentages exclude derivatives (other than purchased options), if any.
[44]	Percentages exclude derivatives (other than purchased options), if any.
[45]	Percentages exclude derivatives (other than purchased options), if any.
[46]	Percentages exclude derivatives (other than purchased options), if any.
[47]	Percentages exclude derivatives (other than purchased options), if any.
[48]	Percentages exclude derivatives (other than purchased options), if any.
[49]	Percentages exclude derivatives (other than purchased options), if any.
[50]	Percentages exclude derivatives (other than purchased options), if any.
[51]	Percentages exclude derivatives (other than purchased options), if any.
[52]	Percentages exclude derivatives (other than purchased options), if any.
[53]	Percentages exclude derivatives (other than purchased options), if any.
[54]	Percentages exclude derivatives (other than purchased options), if any.
[55]	Percentages exclude derivatives (other than purchased options), if any.